Segments - Schedule of Total Segment Assets Reconciled to Combined Amounts (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Assets
Total assets for reportable segments	$ 8,360,458	¥ 56,726,548	¥ 92,995,788
Unallocated assets	2,858,085	19,392,390	14,561,638
Total combined assets	$ 11,218,543	¥ 76,118,938	¥ 107,557,426